Organization and Description of Business	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Organization and Description of Business

SOFTWARE LUXEMBOURG HOLDING (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(1) Organization and Description of Business

The Company

Software Luxembourg Holding S.A. (“Software Luxembourg”), a public limited liability company incorporated and organized under the laws of the Grand Duchy of Luxembourg, was established on August 27, 2020 for the purpose of acquiring the ownership interest in Pointwell Limited (“Pointwell”), an Irish private limited company, through a plan of reorganization under Chapter 11 subsequent to August 27, 2020. Pointwell is a wholly owned subsidiary of Software Luxembourg, held indirectly through two holding companies, Software Luxembourg Intermediate S.à r.l. and Software Luxembourg Acquisition S.à r.l, both private limited liability companies incorporated and organized under the laws of the Grandy Duchy of Luxembourg. Prior to August 28, 2020, Pointwell had been a direct wholly owned subsidiary of Evergreen Skills Lux S.à r.l., with an ultimate parent company of Evergreen Skills Top Holding Lux, both private limited liability companies incorporated and organized under the laws of the Grandy Duchy of Luxembourg.

References to “Successor” or “Successor Company” relate to the consolidated financial position and results of operations of Software Luxembourg subsequent to August 27, 2020. References to “Predecessor” relate to the consolidated financial position and results of operations of Pointwell prior to August 28, 2020. References to the “Company” relate to Software Luxembourg subsequent to August 27, 2020 and Pointwell prior to August 28, 2020.

The Company provides, through its Skillsoft and SumTotal brands, cloud-based learning solutions and talent management solutions for customers worldwide, ranging from global enterprises and government entities to mid-sized and small businesses. The Company’s courses, books and videos have been developed by industry-leading learning experts to maximize business skills, performance and talent development. The Company has headquarters in Dublin, Ireland, and other offices in various North American and international locations. References in the accompanying footnotes to the Company’s fiscal year refer to the fiscal year ended January 31 of that year (e.g., fiscal 2021 is the fiscal year ended January 31, 2021).

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

Basis of Financial Statement Preparation

The accompanying condensed consolidated financial statements include the accounts of Software Luxembourg Holding S.A (Successor) and Pointwell Limited (Predecessor) and their wholly owned subsidiaries. These financial statements are unaudited. However, in the opinion of management, the condensed consolidated financial statements reflect all normal and recurring adjustments necessary for their fair statement. Interim results are not necessarily indicative of results expected for any other interim period or a full year. We prepared the accompanying unaudited condensed consolidated financial statements in accordance with the instructions for Form 10‑Q and Article 10 of Regulation S-X and, therefore, include all information and footnotes necessary for a complete presentation of operations, comprehensive income (loss), financial position, changes in stockholders’ deficit and cash flows in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying condensed consolidated balance sheet as of January 31, 2021 was derived from our audited consolidated financial statements and does not include all disclosures required by U.S. GAAP for annual financial statements. The audited consolidated financial statements as of and for the year ended January 31, 2021 contains the information and footnotes necessary for such presentation. Accordingly, the financial statements contained in these interim financial statements should be read in conjunction with the audited consolidated financial statements for the year ended January 31, 2021.

Use of Estimates

Our preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from our estimates.

SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1)Organization and Description of Business

The Company

Software Luxembourg Holding S.A. (“Software Luxembourg”), a public limited liability company incorporated and organized under the laws of the Grand Duchy of Luxembourg, was established on August 27, 2020 for the purpose of acquiring the ownership interest in Pointwell Limited (“Pointwell”), an Irish private limited company, through a reorganization under Chapter 11 (as discussed further below) subsequent to August 27, 2020. Pointwell is a wholly owned subsidiary of Software Luxembourg, held indirectly through two holding companies, Software Luxembourg Intermediate S.à r.l. and Software Luxembourg Acquisition S.à r.l, both private limited liability companies incorporated and organized under the laws of the Grandy Duchy of Luxembourg. Prior to August 28, 2020, Pointwell had been a direct wholly owned subsidiary of Evergreen Skills Lux S.à r.l., with an ultimate parent company of Evergreen Skills Top Holding Lux, both private limited liability companies incorporated and organized under the laws of the Grandy Duchy of Luxembourg.

References to “Successor” or “Successor Company” relate to the consolidated financial position and results of operations of Software Luxembourg subsequent to August 27, 2020. References to “Predecessor” relate to the consolidated financial position and results of operations of Pointwell prior to August 28, 2020. References to the “Company” relate to Software Luxembourg subsequent to August 27, 2020 and Pointwell prior to August 28, 2020.

The Company provides, through its Skillsoft and SumTotal brands, cloud-based learning solutions and talent management solutions for customers worldwide, ranging from global enterprises and government entities to mid-sized and small businesses. The Company’s courses, books and videos have been developed by industry-leading learning experts to maximize business skills, performance and talent development. The Company has headquarters in Dublin, Ireland, and other offices in various North American and international locations. References in the accompanying footnotes to the Company’s fiscal year refer to the fiscal year ended January 31 of that year (e.g., fiscal 2021 is the fiscal year ended January 31, 2021).

Chapter 11 Proceedings

On June 14, 2020 (the “Petition Date”), Pointwell and certain of its subsidiaries, including Skillsoft Corporation (collectively, the “Debtors”), commenced voluntary “prepackaged” petitions for relief (the “Chapter 11 Cases”) under Chapter 11 in the U.S. Bankruptcy Court for the District of Delaware (“the Bankruptcy Court”) pursuant to a prepetition restructuring support agreement (the “RSA”) entered into with the substantial majority of its first and second lien lenders with the objective of reducing long-term debt while maintaining normal operations and paying all trade creditors in full. On June 15, 2020, the Debtors filed a plan of reorganization (as amended, the “Plan of Reorganization”) and a related disclosure statement (“the Disclosure Statement”) with the Bankruptcy Court which was subsequently amended by revised filings.

In addition to supporting the Plan of Reorganization, certain of the Debtors’ consenting first lien lenders agreed to support the Debtors’ restructuring process by providing the Debtors with $60 million in post-petition financing (the “DIP Facility” and the lenders under such facility, the “DIP Lenders”). The proceeds of the DIP Facility were used to fund (a) the operations of the Debtors, as debtors in possession, during the Chapter 11 Cases, including working capital and general corporate purposes, as well as the payment of professional fees and expenses and required fees and debt service on the DIP Facility, and (b) the operations of certain non-Debtor subsidiaries through “on-lending” or contributions of capital with proceeds from the DIP Facility. In addition, pursuant to the RSA, certain of the consenting first lien lenders agreed to make exit financing available, in the form of First Out Term Loans (as defined below), to the Successor Company in an aggregate principal amount equal to the sum of (i) the aggregate principal amount outstanding under the DIP Facility as of the Effective Date (as defined below) (the “Converted DIP Facility Loans”), and (ii) a cash amount equal to $110 million less the amount of the Converted DIP Facility Loans.

The Company’s trade and all other unsecured creditors would not be impaired under the prepackaged Plan, and their votes were not solicited.

On June 17, 2020, the Company’s Canadian subsidiary, Skillsoft Canada Ltd., voluntarily commenced parallel recognition proceedings under the Companies’ Creditors Arrangement Act (“CCAA”) with the Court of Queen’s Bench of New Brunswick in Canada seeking recognition and enforcement of the Debtors’ Chapter 11 Cases, including the DIP Facility.

On August 6, 2020, the U.S. Bankruptcy Court confirmed the Debtors’ Plan of Reorganization, and on August 17, 2020, the Canadian Court entered an order recognizing and enforcing the Chapter 11 Cases and Plan in Canada. On August 27, 2020 (the “Effective Date”), the Debtors consummated the Plan of Reorganization and emerged from Chapter 11.

Upon emergence, the Ordinary Shares of Pointwell as of the Effective Date were cancelled and the ownership interest in Pointwell, which had been a direct wholly owned subsidiary of Evergreen Skills Lux S.à.r.l. with an ultimate holding company of Evergreen Skills Top Holding Lux, was transferred to Software Luxembourg whose shareholders were lenders who had a secured interest in Skillsoft and its affiliates (including Pointwell) prior to the Petition Date. Furthermore, all amounts owed by Pointwell to Evergreen Skills Lux S.à.r.l were cancelled.

All claims related to the DIP Facility were discharged and the DIP Facility Lenders received, in full and final satisfaction of such claims, on a dollar for dollar basis, First Out Term Loan (as defined below).

All claims related to the Predecessor Company’s outstanding obligations under the variable rate loans and first lien senior notes (collectively, the “Predecessor first lien obligations”) were discharged, and the holders of claims with respect to the Predecessor first lien obligations received, in full and final satisfaction of such claims, its pro rata share of Second Out Term Loans (as defined below) and 3,840,000 Class A ordinary shares of the Successor Company.

All claims related to the Predecessor Company’s outstanding obligations under the second lien senior notes (the “Predecessor second lien obligations”) were discharged, and the holders of claims with respect to the Predecessor second lien obligations received, in full and final satisfaction of such claims, 160,000 Class B ordinary shares of the Successor Company and warrants to purchase common shares of the Successor Company, on or before August 27, 2025, which included (i) tranche A warrants to purchase 235,294 ordinary shares at a price of $262.34 per share; and (ii) tranche B warrants to purchase 470,588 ordinary shares at a price of $274.84 per share.

The Exit Credit Facility issued to Software Luxembourg and Pointwell of $520 million consists of (i) a $110 million super senior term loan facility (the “First Out Term Loan”), and (ii) a $410 million first lien, second-out term loan facility (the “Second Out Term Loan”).

Upon emergence from Chapter 11, the Company adopted fresh-start reporting and became a new entity for financial reporting purposes. As a result of the application of fresh-start reporting and the effects of the implementation of the Plan of Reorganization, the Company’s consolidated financial statements after August 27, 2020 are not comparable with the financial statements prior to August 28, 2020.

Upon filing for bankruptcy, the Company applied Accounting Standards Codification (“ASC”) 852, Reorganizations (“ASC 852”) in preparing the consolidated financial statements. ASC 852 requires the financial statements, for periods subsequent to the commencement of the Chapter 11 Cases, to distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain charges incurred from February 1, 2020 through August 27, 2020 (Predecessor) related to the Chapter 11 Cases, including the write-off of unamortized long-term debt fees and discounts associated with debt classified as liabilities subject to compromise, exit facility and DIP facility rollover financing costs paid upon Effective Date and professional fees incurred directly as a result of the Chapter 11 Cases are recorded as Reorganization items, net in the Predecessor period.

ASC 852 requires certain additional reporting for financial statements prepared between the bankruptcy filing date and the date of emergence from bankruptcy, including:

•

Reclassification of the Debtors’ pre-petition liabilities that are unsecured, under-secured or where it cannot be determined that the liabilities are fully secured, to a separate line item “Liabilities subject to compromise”; and

•	Segregation of Reorganization items, net as a separate line in the Consolidated Statement of Operations, included within income from continuing operations.

The Company’s consolidated financial statements and related footnotes are presented with a blackline division which delineates the lack of comparability between amounts presented after August 27, 2020 and dates prior to August 28, 2020.

The Company evaluated the events between August 28, 2020 and August 31, 2020 and concluded that the use of an accounting convenience date of August 31, 2020 (the “Fresh Start Reporting Date”) would not have a material impact on the consolidated financial statements for the Predecessor or Successor Periods. As such, the application of fresh start accounting was based on the consolidated balance sheet as of August 31, 2020.

See Note 4 — Fresh-Start Reporting for additional discussion.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The circumstances that led to the Predecessor’s need to pursue a pre- packaged Chapter 11 process were predominately due to the Predecessors’ capital structure, which had a substantial amount of total debt and related annual debt service. Management believes the Company’s new capital structure post emergence mitigates these factors going forward. Following the reorganization, the Company emerged with $520 million in outstanding borrowings under a new credit facility, which is expected to reduce annual interest payments to approximately $45 million. The Company’s projections for post emergence operations are based on the long-range financial plan filed with the RSA as part of the Chapter 11 filing and include assumptions that reflect (i) risks and uncertainties related to potential impacts to the business from COVID‑19; and (ii) potential customer attrition and reduced new business due to concerns about the Company having recently gone through a reorganization. The Company believes that cash on hand, following the reorganization, combined with expected cash flows from operations will be sufficient to fund working capital, debt service and other expected cash needs for at least one year from the issuance of these financial statements on April 9, 2021.

Churchill Merger

On October 12, 2020, the Company and Churchill Capital Corp II, a Delaware corporation (“Churchill”), entered into an Agreement and Plan of Merger (the “Skillsoft Merger Agreement”) by and between Churchill and the Company. Pursuant to the terms of the Skillsoft Merger Agreement, a business combination between Churchill and Skillsoft will be effected through the merger of the Company with and into Churchill, with Churchill surviving as the surviving company (the “Skillsoft Merger”). At the effective time of the Skillsoft Merger (the “Effective Time”), (a) each Class A share of Skillsoft, with nominal value of $0.01 per share (“Skillsoft Class A Shares”), outstanding immediately prior to the Effective Time, will be automatically canceled and Churchill will issue as consideration therefor (i) such number of shares of Churchill’s Class A common stock, par value $0.0001 per share (the “Churchill Class A Common Stock”) as would be transferred pursuant to the Class A First Lien Exchange Ratio (as defined in the Skillsoft Merger Agreement), and (ii) Churchill’s Class C common stock, par value $0.0001 per share (the “Churchill Class C Common Stock”), as would be transferred pursuant to the Class C Exchange Ratio (as defined in the Skillsoft Merger Agreement), and (b) each Class B share of Skillsoft, with nominal value of $0.01 per share (“Skillsoft Class B Shares”), will be automatically canceled and Churchill will issue as consideration therefor such number of shares of Churchill Class A common stock equal to the Per Class B Share Merger Consideration (as defined in the Skillsoft Merger Agreement). Pursuant to the terms of the Skillsoft Merger Agreement, Churchill is required to use commercially reasonable efforts to cause the Churchill Class A Common Stock to be issued in connection with the transactions contemplated by the Skillsoft Merger Agreement (the “Skillsoft Transactions”) to be listed on the New York Stock Exchange (“NYSE”) prior to the closing of the Skillsoft Merger (the “Skillsoft Closing”). Immediately following the Effective Time, Churchill will redeem all of the shares of Class C Common Stock issued to the holders of Skillsoft Class A Shares for an aggregate redemption price of (i) $505,000,000 in cash and (ii) indebtedness under the Existing Second Out Credit Agreement (as defined in the Skillsoft Merger Agreement), as amended by the Existing Second Out Credit Agreement Amendment (as defined in the Skillsoft Merger Agreement), in the aggregate principal amount equal to the sum of $20,000,000 to be issued by the Surviving Corporation (as defined in the Skillsoft Merger Agreement) or one of its subsidiaries, in each case, pro rata among the holders of Churchill Class C Common Stock issued in connection with the Skillsoft Merger.

The consummation of the proposed Skillsoft Transactions is subject to the receipt of the requisite approval of (i) the stockholders of Churchill (the “Churchill Stockholder Approval”) and (ii) the shareholders of Skillsoft (the “Skillsoft Shareholder Approval”) and the fulfillment of certain other conditions.